RELATED PARTY TRANSACTIONS - Long-term loan from parent company (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Interest cost on interest bearing debt	$ 14.5	$ 42.1
Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of transactions between related parties [line items]
Interest cost on interest bearing debt	0.0	21.6
Investment Loan | Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of transactions between related parties [line items]
Interest cost on interest bearing debt	0.0	19.1
Facility A Loan | Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of transactions between related parties [line items]
Interest cost on interest bearing debt	$ 0.0	$ 2.5